Borrowings	6 Months Ended
Jun. 30, 2020
Long-Term Debt [Abstract]
Borrowings

NOTE 6: BORROWINGS

Borrowings consist of the following:

Navios Containers credit facilities	June 30, 2020	December 31, 2019
Secured credit facilities	$61,975	$154,819
Sellers’ Credit	—	15,000
Total loans	$61,975	$169,819
Financial liabilities	190,713	79,391
Total borrowings	$252,688	$249,210

Total borrowings	June 30, 2020	December 31, 2019
Total borrowings	$252,688	$249,210
Less: current portion of long-term debt	(10,570)	(38,496)
Less: current portion of financial liabilities	(21,833)	(8,237)
Less: Deferred financing costs	(4,404)	(3,552)
Total long-term borrowings, net	$215,881	$198,925

Secured credit facilities: As of June 30, 2020, the Company had secured credit facilities with various banks with a total outstanding balance of $61,975. The purpose of the facilities was to finance the acquisition of vessels or refinance existing indebtedness. All of the facilities are denominated in U.S. dollars and bear interest based on LIBOR plus spread ranging from 3.00% to 3.50% per annum. The facilities are repayable in quarterly installments, followed by balloon payments with maturities, ranging from December 2022 to June 2024. See also the maturity table included below.

Sellers’ Credit: In January 2019, the Company entered into a sellers’ credit agreement (the “Sellers’ Credit”) in connection with the acquisition of two 10,000 TEU containerships, for an amount of up to $20,000 at a rate of 5% per annum, divided in two tranches of $15,000 and $5,000. On April 23, 2019, following the acquisition of one 2011-built 10,000 TEU containership, the Company drew $15,000, net of discount of $150. In July 2019, following the conversion of the purchase obligation of the second 2011-built 10,000 TEU containership into an option, the second tranche expired. The Sellers’ Credit was repaid in full in January 2020.

Financial liabilities: On May 25, 2018, the Company entered into a $119,000 sale and leaseback transaction with Minsheng Financial Leasing Co. Ltd to refinance the outstanding balance of the existing facilities of 18 containerships. The Company has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. On June 29, 2018, the Company completed the sale and leaseback of the first six vessels for $37,500. On July 27, 2018 and on August 29, 2018, the Company completed the sale and leaseback of four additional vessels for $26,000. On November 9, 2018, the Company completed the sale and leaseback of four additional vessels for $26,700. The Company did not proceed with the sale and leaseback transaction of the four remaining vessels. The Company is obligated to make 60 monthly payments in respect of all 14 vessels. The Company also has an obligation to purchase the vessels at the end of the fifth year for $45,100. As of June 30, 2020, the outstanding balance under this sale and leaseback transaction was $75,136.

On March 11, 2020, the Company completed a $119,060 sale and leaseback transaction with Bank of Communications Financial Leasing Co., Ltd Limited to refinance the outstanding balance of the existing facilities of the Navios Unison, the Navios Constellation, the Navios Unite and the Navios Utmost. The Company has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. The Company drew the entire amount on March 13, 2020, net of discount of $1,191. The sale and leaseback agreement: (i) is repayable in 28 quarterly installments, matures in March 2027 and bears interest at LIBOR plus 310 bps per annum for the Navios Unison and the Navios Constellation; and (ii) is repayable in 20 quarterly installments, matures in March 2025 and bears interest at LIBOR plus 335 bps per annum for the Navios Unite and the Navios Utmost. The Company also has an obligation at maturity to purchase: (i) the Navios Unison and the Navios Constellation for $25,500, in the aggregate; and (ii) the Navios Unite and the Navios Utmost for $18,000, in the aggregate. As of June 30, 2020, the outstanding balance under this sale and leaseback transaction was $115,577.

Amounts drawn under the facilities are secured by first priority mortgages on the Company’s vessels. The credit facilities and financial liabilities contain a number of restrictive covenants that limit Navios Containers and/or its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions other than on arm’s length terms; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of the Company’s vessels; acquiring any vessel or permitting any guarantor to acquire any further assets or make investments; purchasing or otherwise acquiring for value any units of its capital or declaring or paying any distributions; permitting any guarantor to form or acquire any subsidiaries. The majority of credit facilities and financial liabilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain safety management certificates and documents of compliance at all times.

The Company’s credit facilities and financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a value to loan ratio ranging from 111% to 135%; (ii) minimum free consolidated liquidity equal to at least the product of $500 and a certain number of vessels as defined in the Company’s credit facilities and financial liabilities; (iii) maintain a ratio of liabilities-to-assets (as defined in the Company’s credit facilities and financial liabilities) of less than 0.80 : 1.00; and (iv) maintain a minimum net worth between $30,000 and $50,000. Among other events, it will be an event of default under the Company’s credit facilities and financial liabilities if the financial covenants are not complied with.

In addition, it is a requirement under the credit facilities and financial liabilities that Navios Holdings, Navios Partners, Angeliki Frangou and their respective affiliates collectively own at least 20% of the Company.

As of June 30, 2020, the Company was in compliance with its covenants.

The annualized weighted average interest rates of the Company’s total borrowings were 4.59% and 5.85% for the three month periods ended June 30, 2020 and 2019, respectively.  The annualized weighted average interest rates of the Company’s total borrowings were 4.90% and 5.88% for the six month periods ended June 30, 2020 and 2019, respectively.

For the three month periods ended June 30, 2020 and 2019, interest expense amounted to $3,013 and $3,846, respectively, and is presented under the caption “Interest expense and finance cost, net” in the condensed consolidated statements of operations. For the six month periods ended June 30, 2020 and 2019, interest expense amounted to $6,263 and $7,340, respectively, and is presented under the caption “Interest expense and finance cost, net” in the condensed consolidated statements of operations.

The maturity table below reflects the principal payments for the next five years of all borrowings of Navios Containers outstanding as of June 30, 2020 based on the repayment schedules of the respective secured credit facilities and financial liabilities (as described above).

Payment due by 12 month period ending
June 30, 2021	$33,755
June 30, 2022	33,468
June 30, 2023	59,069
June 30, 2024	58,878
June 30, 2025 and thereafter	67,518
Total	$252,688